Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000106438 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R6
Trading Symbol	JBAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R6/JBAWX)	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class R6/JBAWX) returned 17.63% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.
TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R6/JBAWX)	17.63%	10.38%	9.49%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,271,080,036
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 32,244,354
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000067865 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R5
Trading Symbol	JBAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R5/JBAVX)	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class R5/JBAVX) returned 17.60% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.
TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R5/JBAVX)	17.60%	10.33%	9.44%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,271,080,036
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 32,244,354
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000067864 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R4
Trading Symbol	JBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R4/JBAFX)	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class R4/JBAFX) returned 17.37% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.
TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R4/JBAFX)	17.37%	10.11%	9.22%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,271,080,036
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 32,244,354
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113485 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R2
Trading Symbol	JBATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R2/JBATX)	$118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class R2/JBATX) returned 17.08% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.
TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class R2/JBATX)	17.08%	9.84%	8.95%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,271,080,036
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 32,244,354
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001791 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class I
Trading Symbol	SVBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class I/SVBIX)	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class I/SVBIX) returned 17.50% for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.
TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class I/SVBIX)	17.50%	10.26%	9.37%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,271,080,036
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 32,244,354
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001790 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	SVBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class C/SVBCX)	$186	1.72%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class C/SVBCX) returned 16.36% (excluding sales charges) for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.
TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class C/SVBCX)	15.36%	9.16%	8.29%
Balanced Fund (Class C/SVBCX)—excluding sales charge	16.36%	9.16%	8.29%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,271,080,036
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 32,244,354
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001788 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	SVBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class A/SVBAX)	$111	1.02%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Balanced Fund (Class A/SVBAX) returned 17.17% (excluding sales charges) for the year ended October 31, 2025. U.S. equities delivered strong returns, driven by robust corporate earnings, easing inflation, and optimism about artificial intelligence (AI). Meanwhile, fixed-income markets were supported by declining Treasury yields and U.S. Federal Reserve interest-rate cuts amid signs of a softening labor market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest contributor to the fund’s result on an absolute basis, led by a sizable position in Broadcom, Inc. This semiconductor company continued to benefit from its strong position in the market for AI chips.
Communication services | Within this sector, Alphabet, Inc., the parent company of Google, added to the fund’s performance following the firm’s favorable resolution of a federal antitrust lawsuit and investors’ continued enthusiasm about AI.
Higher-yielding assets | The fund’s allocations to agency mortgage-backed securities and investment-grade corporate bonds were beneficial, as investor demand rose for higher-yielding fixed-income assets.
TOP PERFORMANCE DETRACTORS
Apple, Inc. | This leading consumer electronics company underperformed due to the firm’s decelerating revenue growth and limited exposure to AI. The fund exited this position during the year.
Zebra Technologies Corp. | Shares of this provider of identification and data-capture solutions hampered the fund’s result due to the company’s challenges related to tariffs and a cautious financial forecast.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Fund (Class A/SVBAX)	11.88%	8.92%	8.55%
Balanced Fund (Class A/SVBAX)—excluding sales charge	17.17%	9.93%	9.04%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.29%	10.37%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,271,080,036
Holdings Count | Holding	1,063
Advisory Fees Paid, Amount	$ 32,244,354
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,271,080,036
Total number of portfolio holdings	1,063
Total advisory fees paid (net)	$32,244,354
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	58.2%
Corporate bonds	15.2%
U.S. Government Agency	14.9%
U.S. Government	6.6%
Asset-backed securities	1.9%
Collateralized mortgage obligations – Commercial and residential	1.1%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Term loans	0.1%
Short-term investments and other	1.6%

Sector Composition
Information technology	17.7%
U.S. Government Agency	14.9%
Financials	10.9%
Consumer discretionary	8.8%
Health care	8.4%
Industrials	7.0%
U.S. Government	6.6%
Communication services	6.3%
Energy	5.6%
Materials	3.2%
Other	10.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000142607 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class A
Trading Symbol	JDIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class A/JDIBX)	$124	1.09%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class A/JDIBX) returned 27.01% (excluding sales charges) for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class A/JDIBX)	20.65%	14.92%	6.96%
Disciplined Value International Fund (Class A/JDIBX)—excluding sales charge	27.01%	16.11%	7.51%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,899,922,847
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 30,803,892
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

C000142609 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class C
Trading Symbol	JDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class C/JDICX)	$208	1.84%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class C/JDICX) returned 26.10% (excluding sales charges) for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class C/JDICX)	25.10%	15.26%	6.73%
Disciplined Value International Fund (Class C/JDICX)—excluding sales charge	26.10%	15.26%	6.73%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,899,922,847
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 30,803,892
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

C000142610 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class I
Trading Symbol	JDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class I/JDVIX)	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class I/JDVIX) returned 27.38% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class I/JDVIX)	27.38%	16.42%	7.81%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,899,922,847
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 30,803,892
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

C000142611 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class NAV
Trading Symbol	JDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class NAV/JDIVX)	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class NAV/JDIVX) returned 27.48% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class NAV/JDIVX)	27.48%	16.55%	7.93%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,899,922,847
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 30,803,892
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

C000142613 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R2
Trading Symbol	JDISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R2/JDISX)	$141	1.24%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class R2/JDISX) returned 26.86% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R2/JDISX)	26.86%	15.98%	7.39%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,899,922,847
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 30,803,892
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

C000142615 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R4
Trading Symbol	JDITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R4/JDITX)	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class R4/JDITX) returned 27.16% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R4/JDITX)	27.16%	16.24%	7.66%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,899,922,847
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 30,803,892
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

C000142608 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R6
Trading Symbol	JDIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R6/JDIUX)	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Fund (Class R6/JDIUX) returned 27.54% for the year ended October 31, 2025. The world equity markets produced strong returns as positive trends in global economic growth, inflation, and corporate earnings offset worries about the potential impact of U.S. tariffs. The markets were further boosted by the accommodative policies of major central banks, highlighted by the U.S. Federal Reserve’s decision to enact two quarter-point rate cuts late in the period.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the industrials sector | The U.K. aerospace stocks BAE Systems PLC and Babcock International Group PLC, both of which benefited from expectations for higher defense spending in Europe, were among the leading contributors to the fund’s absolute return. The U.K. engineering company The Weir Group PLC was also a top performer.
Financial stocks | Banco Bilbao Vizcaya Argentaria SA was the largest contributor in the sector. A number of European financials, including Banco Santander SA and Prudential PLC, further helped results.
Positioning in consumer discretionary | Alibaba Group Holding, Ltd. was the top contributor, followed by Sony Group Corp.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in the sector combined for a negative return, with the weakest results coming from Nomad Foods, Ltd. and Diageo PLC.
Other select positions | Certain individual holdings, including Glencore PLC, SSE PLC, and MEG Energy Corp., were notable detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Fund (Class R6/JDIUX)	27.54%	16.55%	7.92%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,899,922,847
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 30,803,892
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,899,922,847
Total number of portfolio holdings	86
Total advisory fees paid (net)	$30,803,892
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

Sector Composition
Financials	22.7%
Industrials	19.7%
Health care	11.0%
Materials	8.3%
Consumer staples	7.2%
Communication services	7.1%
Information technology	6.9%
Consumer discretionary	6.3%
Energy	4.0%
Utilities	1.9%
Short-term investments and other	4.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.5%
The Weir Group PLC	3.0%
Danske Bank A/S	2.3%
NAVER Corp.	2.0%
AstraZeneca PLC	2.0%
HDFC Bank, Ltd., ADR	2.0%
Rio Tinto, Ltd.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Babcock International Group PLC	1.9%
Enel SpA	1.9%

C000156920 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R6/JEMGX)	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R6/JEMGX) returned 18.93% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class R6/JEMGX)	18.93%	1.21%	5.73%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,318,736,299
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,535,280
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

C000156919 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	JEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R4/JEMNX)	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R4/JEMNX) returned 18.68% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class R4/JEMNX)	18.68%	1.01%	5.54%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,318,736,299
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,535,280
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

C000156918 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	JEMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R2/JEMKX)	$153	1.40%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class R2/JEMKX) returned 18.25% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class R2/JEMKX)	18.25%	0.81%	5.36%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,318,736,299
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,535,280
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

C000156917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class NAV)	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class NAV) returned 18.95% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class NAV)	18.95%	1.20%	5.72%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,318,736,299
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,535,280
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

C000156916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class I/JEMMX)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class I/JEMMX) returned 18.85% for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class I/JEMMX)	18.85%	1.09%	5.60%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,318,736,299
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,535,280
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

C000156915 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class C/JEMZX)	$218	2.00%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class C/JEMZX) returned 17.60% (excluding sales charges) for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class C/JEMZX)	16.60%	0.09%	4.56%
Emerging Markets Equity Fund (Class C/JEMZX)—excluding sales charge	17.60%	0.09%	4.56%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,318,736,299
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,535,280
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

C000156914 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class A/JEMQX)	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Equity Fund (Class A/JEMQX) returned 18.47% (excluding sales charges) for the year ended October 31, 2025. Global equities registered strong performance for the fiscal year, highlighted by a noteworthy recovery off the trade- and tariff-induced market drawdown that began in April. Central-bank rate cuts, a weak U.S. dollar, enthusiasm surrounding artificial intelligence (AI), and solid corporate earnings contributed to the positive momentum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Enthusiasm for AI applications and demand for memory chips notably boosted semiconductor-related stocks. In the fund, contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd., a contract semiconductor manufacturer; SK Hynix, Inc., a South Korean memory chip manufacturer; and Samsung Electronics Company, Ltd., a multinational conglomerate also based in South Korea.
Greek banks | An improving loan-growth cycle and increased dividend payouts, combined with attractive valuations, led to strong performance for the industry. Particularly strong stocks for the fund from this market segment included Piraeus Financial Holdings SA and National Bank of Greece SA.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Fragile competitive advantages were exposed as new market entrants emerged. One fund holding that highlighted this theme during the year was Meituan, a Chinese technology-oriented provider of retail services.
Indonesia | Tighter liquidity and uncertainty surrounding the appointment of a new finance minister hurt Indonesian banks late in the year. Notable individual fund holdings hurt by these trends included Bank Mandiri Persero Tbk PT and Bank Central Asia Tbk PT.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Class A/JEMQX)	12.53%	(0.23)%	4.76%
Emerging Markets Equity Fund (Class A/JEMQX)—excluding sales charge	18.47%	0.79%	5.30%
MSCI Emerging Markets Index	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,318,736,299
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,535,280
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,318,736,299
Total number of portfolio holdings	60
Total advisory fees paid (net)	$10,535,280
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

Sector Composition
Information technology	31.0%
Financials	21.1%
Consumer discretionary	14.5%
Industrials	12.7%
Communication services	9.9%
Consumer staples	6.4%
Health care	1.9%
Materials	1.6%
Energy	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	12.7%
Tencent Holdings, Ltd.	9.2%
Samsung Electronics Company, Ltd.	7.9%
Contemporary Amperex Technology Company, Ltd., Class A	3.1%
Trip.com Group, Ltd.	2.8%
ICICI Bank, Ltd.	2.6%
Mahindra & Mahindra, Ltd.	2.3%
SK Hynix, Inc.	2.2%
Bank Mandiri Persero Tbk PT	2.1%
NARI Technology Company, Ltd., Class A	2.1%

C000213578 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class A
Trading Symbol	JDJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class A/JDJAX)	$158	1.61%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class A/JDJAX) declined 3.12% (excluding sales charges) for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.
TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class A/JDJAX)	(7.93)%	1.05%	0.27%
Diversified Macro Fund (Class A/JDJAX)—excluding sales charge	(3.12)%	2.09%	1.10%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,097,946,148
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 17,439,778
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213579 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class C
Trading Symbol	JDJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class C/JDJCX)	$232	2.36%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class C/JDJCX) declined 3.78% (excluding sales charges) for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.
TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class C/JDJCX)	(4.74)%	1.34%	0.35%
Diversified Macro Fund (Class C/JDJCX)—excluding sales charge	(3.78)%	1.34%	0.35%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,097,946,148
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 17,439,778
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213580 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class I
Trading Symbol	JDJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class I/JDJIX)	$134	1.36%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class I/JDJIX) declined 2.86% for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.
TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class I/JDJIX)	(2.86)%	2.33%	1.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,097,946,148
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 17,439,778
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213577 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class NAV)	$123	1.25%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class NAV) declined 2.74% for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.
TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class NAV)	(2.74)%	2.46%	1.48%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,097,946,148
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 17,439,778
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213576 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class R6
Trading Symbol	JDJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class R6/JDJRX)	$124	1.25%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Macro Fund (Class R6/JDJRX) declined 2.40% for the year ended October 31, 2025. Although the fund generated positive returns during the period, the period of extreme short-term market volatility following the announcement of broad U.S. tariffs in April 2025 proved particularly challenging for systematic strategies, resulting in overall losses for the period. Most of the losses were concentrated in energy, currencies, and fixed income. Losses were partially offset by gains from positions in equities, agricultural and soft commodities, and precious metals.
TOP PERFORMANCE CONTRIBUTORS
Equities | The fund generated gains in equities from long positions in U.S., European, and Hong Kong benchmark indices, as strong corporate earnings, sustained optimism around artificial intelligence, and expectations for looser monetary and fiscal policy supported equity markets.
Agricultural and soft commodities | A long position in coffee and a short position in wheat resulted in gains.
Precious metals | A long position in silver produced profits as the metal benefitted from strong industrial demand, expectations for easier monetary policy, and elevated geopolitical risks.
TOP PERFORMANCE DETRACTORS
Energy | The fund experienced losses from mixed positions in energy markets, particularly during April when the announcement of broad tariffs by the U.S. drove extreme short-term volatility in energy markets.
Currencies | Losses resulted from mixed positions in the British pound sterling, the Australian dollar, the euro, and the Swiss franc versus the U.S. dollar. Losses mostly occurred during the first half of 2025 when the fund was net long the dollar, as tariff concerns led to dollar weakness.
Fixed income | The fund incurred losses from long and short positions across the U.S. yield curve and long positions across the European, U.K., and Japanese yield curves.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Macro Fund (Class R6/JDJRX)	(2.40)%	2.54%	1.54%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.19%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.42%	3.10%	2.69%

Performance Inception Date	Jul. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,097,946,148
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 17,439,778
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,097,946,148
Total number of portfolio holdings	67
Total advisory fees paid (net)	$17,439,778
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	120.5%
Short Term Rates	119.5%
Equity	10.7%
Base Metals	5.6%
Energy	2.1%
Currency	-0.5%
Precious Metals	-3.0%
Ags/Softs	-8.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.